March 3, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Index Funds, Inc.
Post-Effective Amendment No. 22 to Registration Statement on Form N1-
REGISTRATION NOS: 811-5883

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 22 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on February 23, 2006.

Very truly yours,

/s/ Matthew J. Tronzano
Matthew J. Tronzano
Paralegal